Accrued Liability Associated with the Restructuring Charges (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010	$ 1,386,348	$ 1,386,348	$ 543,007
Accrued liability as of December 31, 2009		543,007
Charges	(1,851,252)	(1,851,252)	(598,037)	(1,101,992)	(1,111,189)
Payments		1,007,911
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010			543,007	631,084
Accrued liability as of December 31, 2009					1,011,163
Charges				521,632	1,317,592
Payments				(609,709)	(1,697,671)
Workforce Reduction [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010			368,168	163,777
Accrued liability as of December 31, 2009					602,598
Charges				521,632	961,438
Payments				(317,241)	(1,400,259)
Excess Facilities [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010			174,839	467,307
Accrued liability as of December 31, 2009					408,565
Charges					356,154
Payments				$ (292,468)	$ (297,412)